Schedule of Investments (unaudited) June 30, 2019	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Energy Equipment & Services — 4.4%
Baker Hughes a GE Co.	46,166	$1,137,069
Halliburton Co.	42,116	957,718
Patterson-UTI Energy, Inc.	25,578	294,403
Schlumberger Ltd.	16,130	641,006

		3,030,196

Oil, Gas & Consumable Fuels — 93.3%
Anadarko Petroleum Corp.	34,317	2,421,408
BP PLC	834,852	5,816,239
Cairn Energy PLC(a)	267,401	589,818
Canadian Natural Resources Ltd.	59,868	1,614,248
Chevron Corp.	20,437	2,543,180
CNOOC Ltd.	399,000	680,600
Concho Resources, Inc.	17,878	1,844,652
ConocoPhillips	50,300	3,068,300
Eni SpA	119,150	1,981,146
EOG Resources, Inc.	28,498	2,654,874
EQT Corp.	21,205	335,251
EQUINOR ASA	29,700	589,170
Exxon Mobil Corp.	89,382	6,849,343
Galp Energia SGPS SA	58,373	897,734
Hess Corp.	7,650	486,310
Kosmos Energy Ltd.	167,052	1,047,416
Marathon Petroleum Corp.	45,762	2,557,181
Noble Energy, Inc.	46,391	1,039,158

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oil Search Ltd.	107,037	$533,776
Pioneer Natural Resources Co.	12,738	1,959,869
Royal Dutch Shell PLC, Class A	287,658	9,388,497
Suncor Energy, Inc.	78,520	2,449,347
TC Energy Corp.	55,359	2,744,383
TOTAL SA	98,846	5,544,647
Valero Energy Corp.	28,604	2,448,788
Williams Cos., Inc.	97,709	2,739,760

		64,825,095

Total Common Stocks — 97.7% (Cost: $60,388,542)		67,855,291

Total Long-Term Investments — 97.7% (Cost: $60,388,542)		67,855,291

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(b)(c)	1,597,422	1,597,422

Total Short-Term Securities — 2.3% (Cost: $1,597,422)		1,597,422

Total Investments — 100.0% (Cost: $61,985,964)		69,452,713

Liabilities in Excess of Other Assets — 0.0%		(3,001)

Net Assets — 100.0%		$69,449,712

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,325,434	271,988	1,597,422	$1,597,422	$17,028		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	192	(b)	5	—

				$1,597,422	$17,220		$5	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock All-Cap Energy & Resources Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$3,030,196	$—	$—	$3,030,196
Oil, Gas & Consumable Fuels	38,803,468	26,021,627	—	64,825,095
Short-Term Securities	1,597,422	—	—	1,597,422

	$43,431,086	$26,021,627	$—	$69,452,713

2